Taxation - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation [Abstract]
US federal statutory rate	$ (23,295)	$ 4,994	$ (7,573)
US federal statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal effect	$ (5,664)	$ 1,026	$ (3,974)
State taxes, net of federal effect	5.11%	4.32%	11.01%
Tax credits	$ (1,772)	$ (2,517)	$ (9,167)
Tax credits	1.60%	(10.59%)	25.39%
Stock-based compensation	$ 777	$ 2,123	$ 589
Stock-based compensation	(0.70%)	8.93%	(1.63%)
Finance income/(costs) – fair value accounting	$ 769	$ 1,640	$ (556)
Finance income/(costs) – fair value accounting	(0.69%)	6.90%	1.54%
Loss with respect to associate for which no deferred tax asset is recognized	$ 639	$ 210	$ 249
Loss with respect to associate for which no deferred tax asset is recognized	(0.58%)	0.88%	(0.69%)
Revaluation of deferred due to rate change	$ (271)	$ (3,419)	$ 0
Revaluation of deferred due to rate change	0.24%	(14.38%)	0.00%
Nondeductible compensation	$ 505	$ 1,534	$ 872
Nondeductible compensation	(0.46%)	6.45%	(2.42%)
Recognition of deferred tax assets and tax benefits not previously recognized	$ (962)	$ (12,396)	$ (433)
Recognition of deferred tax assets and tax benefits not previously recognized	0.87%	(52.14%)	1.20%
Unrecognized deferred tax asset	$ 0	$ 0	$ 83,984
Unrecognized deferred tax asset	0.00%	0.00%	(232.63%)
Deconsolidation of subsidiary	$ 0	$ 3,863	$ (17,506)
Deconsolidation of subsidiary	0.00%	16.25%	48.49%
Cancellation of Debt Income	$ 0	$ (987)	$ 0
Cancellation of Debt Income	0	0.0415	0
Current year losses and credits for which no deferred tax asset is recognized	$ 27,288	$ 0	$ 0
Current year losses and credits for which no deferred tax asset is recognized	(24.60%)	0.00%	0.00%
Uncertain tax positions	$ 1,208	$ 0	$ 0
Uncertain tax positions	(1.09%)	0.00%	0.00%
Other	$ (66)	$ 755	$ 1,321
Other	0.06%	3.16%	(3.65%)
Worthless stock deduction	$ 0	$ (833)	$ (17,281)
Worthless stock deduction	0.00%	(3.50%)	47.87%
Income tax expense/(benefit)	$ (842)	$ (4,008)	$ 30,525
Average effective tax rate	0.76%	(16.86%)	(84.52%)